Share-based Awards Plan (Tables)	12 Months Ended
Jun. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]

The following table summarizes the option activity for the years ended December 31, 2009 and 2010, six months ended June 30, 2011, and the year ended June 30, 2012 (amounts in thousands of U.S. Dollars (“US$”), except for number of shares and exercise price):

Share Option	Number of Shares	Weighted- average Exercise Price	Weighted- average grant-date fair value	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (US$’000)

Outstanding, December 31, 2008	8,844,500	2.97	—	—	—
Granted	2,340,000	0.92	0.44	—	—
Forfeited	(784,600)	2.81	1.59	—	—
Expired	(450,000)	2.40	1.65	—	—
Outstanding, December 31, 2009	9,949,900	2.53	3.30	6.72	1,735
Vested and expected to vest at December 31, 2009	9,949,900	2.53	3.30	6.72	1,735
Exercisable at December 31, 2009	5,494,500	2.71	0.56	6.05	581

Outstanding, December 31, 2009	9,949,900	2.53	3.30	—	—
Granted	5,160,000	1.00	0.24	—	—
Forfeited	(735,000)	2.69	1.02	—	—
Expired	(1,136,800)	2.77	1.56	—	—
Outstanding, December 31, 2010	13,238,100	1.90	2.38	8.18	94
Vested and expected to vest at December 31, 2010	13,238,100	1.90	2.38	8.18	94
Exercisable at December 31, 2010	6,373,567	2.46	1.08	7.44	31
Outstanding, December 31, 2010	13,238,100	1.90	2.38	8.18	94
Granted	—	—	—	—	—
Forfeited	(1,828,500)	1.61	0.54	1.61	—
Expired	(1,387,400)	3.56	1.44	3.56	—
Outstanding, June 30, 2011	10,022,200	1.73	2.03	7.38	—
Vested and expected to vest at June 30, 2011	10,022,200	1.73	2.03	7.38	—
Exercisable at June 30, 2011	5,934,200	2.03	0.87	7.02	—

Outstanding, June 30, 2011	10,022,200	1.73	2.03	7.38	—
Granted	200,000	0.67	0.33	9.13	—
Forfeited	(66,667)	1.00	0.23	7.89	—
Expired	(388,200)	3.69	1.08	5.43	—
Outstanding, June 30, 2012	9,767,333	1.63	0.68	6.98	—
Vested and expected to vest at June 30, 2012	9,767,333	1.63	0.68	6.98	—
Exercisable at June 30, 2012	7,839,867	1.73	0.75	6.82	—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The following table presents the assumptions used to estimate the fair values of the share options granted in the periods presented:

	2009	2010	2011	2012

Risk-free interest rate	3.17%	3.26%-3.30%	2.5%	1.24%
Dividend yield	—	—	—	—
Expected volatility range	48.62%	62.21%-62.35%	68.75	42% - 84%
Weighted average expected volatility	48.62%	62.33%	68.75%	69%
Expected term (in years)	2.77	3.93	2	2

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]

Total compensation cost recognized for the years ended December 31, 2009 and 2010, six months ended June 30, 2011, and the year ended June 30, 2012, is as follows:

	For the years ended December 31,
	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Cost of revenues	206	—	—	—	—
General and administrative expenses	14,596	9,835	3,709	4,630	729
Research and development expenses	31	—	—	—	—
	14,833	9,835	3,709	4,630	729